NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS
New Accounting Pronouncements Adopted
ASU 2019-12, Income Taxes (Topic 740)
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The ASU introduces new guidance to evaluate whether a step-up in tax basis of goodwill relates to a business combination, through which book goodwill was recognized, or a separate transaction and provides a policy election to not allocate income taxes to legal entities that are both not subject to income taxes and disregarded by the taxing authority. The ASU also makes changes to the current guidance for making intraperiod tax allocations and determining when a deferred tax liability is recognized after an investor in a foreign entity transitions to or from the equity method of accounting, among other changes. The accounting amendment is effective for public entities in annual periods beginning after December 15, 2020 and interim periods within those fiscal years. Dole adopted this new accounting guidance on January 1, 2021, the first day of Dole’s 2021 fiscal year. The adoption of this ASU did not have a material impact to the Company’s financial condition, results of operations, cash flows and related disclosures.
ASU 2020-01 Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)
In January 2020, the FASB issued ASU 2020-01, Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) – Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments in this update clarify certain interactions between the guidance to account for certain equity securities under Topic 321, the guidance to account for investments under the equity method of accounting in Topic 323 and the guidance in Topic 815. This update affects how an entity accounts for an equity security under the measurement alternative or for a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with Topic 825, Financial Instruments. The accounting amendment is effective for public entities in annual periods beginning after December 15, 2020 and interim periods within those fiscal years. Dole adopted this new accounting guidance on January 1, 2021, the first day of Dole’s 2021 fiscal year. The adoption of this ASU did not have a material impact to the Company’s financial condition, results of operations, cash flows and related disclosures.
ASU 2020-10 – Codification Improvements
In October 2020, the FASB issued ASU 2020-10, Codification Improvements. The amendments in this update seek to clarify guidance being applied in an inconsistent manner; however, amendments are not expected to result in a significant change in practice. The amendments in this update are effective for public entities in annual periods beginning after December 15, 2020. The adoption of this ASU did not have a material impact to the Company’s financial condition, results of operations, cash flows and related disclosures.
ASU 2020-04 – Reference Rate Reform (Topic 848) – Facilitation of the effects of reference rate reform on financial reporting
In March 2020, the FASB issued ASU 2020-04, Reference rate reform (Topic 848) – Facilitation of the effects of reference rate reform on financial reporting. The amendments in this update provide optional expedients and exceptions related to accounting for transactions affected by reference rate reform. The amendments only apply if certain criteria are met. The amendments in this update apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform.
In addition, in January 2021, the FASB issued ASU 2021-01, Amendments to reference rate reform (Topic 848). The amendments in this update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting or contract price alignment that is modified as a result of reference rate reform. Amendments in this update also capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. All amendments discussed above are elective and are effective upon issuance for all entities. This guidance will be available through December 31, 2022. Dole has LIBOR-based borrowings and interest rate swaps that reference LIBOR. Dole did not modify any material contracts due to reference rate reform in fiscal year 2021.
The Company has adopted certain elections under this guidance related to the assessment of hedge effectiveness of its LIBOR-based interest rate swaps. These elections include asserting the hedged forecasted transactions remain probable and assuming the reference rate will not be replaced for the remainder of the hedging relationships, regardless of expected contract term modifications due to reference rate reform. These elections allow the Company to continue applying hedge accounting to its LIBOR-based interest rate swaps and there is no impact to Dole’s financial condition, results of operations, cash flows and related disclosures. The Company may adopt additional elections under this new guidance as its contracts referencing LIBOR are modified to reference other rates.
New Accounting Pronouncements Not Yet Adopted
The Company considered all new accounting pronouncements not yet adopted and determined them not applicable to Dole or not expected to have a material impact.